4. BANK LOAN (Details) - USD ($)	Sep. 30, 2018	Mar. 31, 2018
Bank Loan Details Abstract
2019	$ 7,687	$ 7,497
2020	224,978	228,916
Total	$ 232,665	$ 236,413